Loans Receivable - Schedule of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total residential real estate	$ 423,959	$ 405,895
Total commercial real estate	103,337	96,955
Subtotal mortgage loans	527,296	502,850
Total consumer loans	136,142	134,885
Commercial business	52,801	54,445
Subtotal other loans	188,943	189,330
Total loans receivable	716,239	692,180
Allowance for loan losses	6,805	6,709
Deferred loan fees and net discounts	(2,007)	(1,862)
Loans in process	15,805	15,247
Net loans receivable	695,636	672,086
Residential Real Estate, Single Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total residential real estate	341,775	326,005
Total loans receivable	341,775	326,005
Residential Real Estate, Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total residential real estate	44,327	46,418
Total loans receivable	44,327	46,418
Residential Real Estate Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total residential real estate	37,857	33,472
Total loans receivable	37,857	33,472
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total commercial real estate	77,366	81,077
Total loans receivable	103,337	96,955
Commercial Real Estate, Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total commercial real estate	25,971	15,878
Total loans receivable	25,971	15,878
Consumer Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total consumer loans	82,987	80,418
Total loans receivable	82,987	80,418
Consumer Dealer Auto and RV Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total consumer loans	46,502	46,571
Total loans receivable	46,502	46,571
Consumer Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total consumer loans	6,653	7,896
Total loans receivable	$ 6,653	$ 7,896